Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Other Comprehensive Income (Loss)

Note 24 – Other comprehensive loss

The following table presents changes in accumulated other comprehensive loss by component for the years ended December 31, 2019, 2018 and 2017.

	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2019	2018	2017
Foreign currency translation	Beginning Balance	$(49,936)	$(43,034)	$(39,956)
	Other comprehensive loss	(6,847)	(6,902)	(3,078)
	Net change	(6,847)	(6,902)	(3,078)
	Ending balance	$(56,783)	$(49,936)	$(43,034)
Adjustment of pension and postretirement benefit plans	Beginning Balance	$(203,836)	$(205,408)	$(211,610)
	Other comprehensive loss before reclassifications	(13,671)	(9,453)	(5,164)
	Amounts reclassified from accumulated other comprehensive loss for amortization of net losses	14,691	13,141	13,684
	Amounts reclassified from accumulated other comprehensive loss for amortization of prior service credit	-	(2,116)	(2,318)
	Net change	1,020	1,572	6,202
	Ending balance	$(202,816)	$(203,836)	$(205,408)
Unrealized net holding gains (losses) on debt securities	Beginning Balance	$(173,811)	$(102,775)	$(69,003)
	Other comprehensive income (loss) before reclassifications	265,950	(71,036)	(40,446)
	Other-than-temporary impairment amounts reclassified from accumulated other comprehensive loss	-	-	6,740
	Amounts reclassified from accumulated other comprehensive loss for losses (gains) on securities	16	-	(66)
	Net change	265,966	(71,036)	(33,772)
	Ending balance	$92,155	$(173,811)	$(102,775)
Unrealized net holding gains on equity securities	Beginning Balance	$-	$605	$685
	Reclassification to retained earnings due to cumulative effect adjustment of accounting change	-	(605)	-
	Other comprehensive income before reclassifications	-	-	121
	Amounts reclassified from accumulated other comprehensive income for gains on securities	-	-	(201)
	Net change	-	(605)	(80)
	Ending balance	$-	$-	$605
Unrealized net losses on cash flow hedges	Beginning Balance	$(391)	$(40)	$(402)
	Reclassification to retained earnings due to cumulative effect adjustment of accounting change	(50)	-	-
	Other comprehensive (loss) income before reclassifications	(4,439)	326	(790)
	Amounts reclassified from accumulated other comprehensive loss	2,386	(677)	1,152
	Net change	(2,103)	(351)	362
	Ending balance	$(2,494)	$(391)	$(40)
	Total	$(169,938)	$(427,974)	$(350,652)
[1] All amounts presented are net of tax.
The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss for the years ended December 31, 2019, 2018, and 2017.
	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2019	2018	2017
Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(23,508)	$(21,542)	$(22,428)
Amortization of prior service credit	Personnel costs	-	3,470	3,800
	Total before tax	(23,508)	(18,072)	(18,628)
	Income tax benefit	8,817	7,047	7,262
	Total net of tax	$(14,691)	$(11,025)	$(11,366)
Unrealized holding gains (losses) on debt securities
Realized (loss) gain on sale of debt securities	Net (loss) gain on sale of debt securities	$(20)	$-	$83
	Other-than-temporary impairment losses on debt securities	-	-	(8,299)
	Total before tax	(20)	-	(8,216)
	Income tax benefit	4	-	1,542
	Total net of tax	$(16)	$-	$(6,674)
Unrealized holding gains on equity securities
Realized gain on sale of equity securities	Net gain, including impairment on equity securities	$-	$-	$251
	Total before tax	-	-	251
	Income tax expense	-	-	(50)
	Total net of tax	$-	$-	$201
Unrealized net (losses) gains on cash flow hedges
Forward contracts	Mortgage banking activities	$(3,992)	$1,110	$(1,888)
Interest rate swaps	Other operating income	110	-	-
	Total before tax	(3,882)	1,110	(1,888)
	Income tax benefit (expense)	1,496	(433)	736
	Total net of tax	$(2,386)	$677	$(1,152)
	Total reclassification adjustments, net of tax	$(17,093)	$(10,348)	$(18,991)